SUBORDINATED DEBENTURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SUBORDINATED DEBENTURES [Abstract]
Trust preferred securities	$ 39,500,000	$ 47,700,000
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	40,723,000	50,175,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Distribution deferral period, maximum months	60 months
Maximum period within which issuance costs have been capitalized and amortized on straight line basis	30 years
IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date		Mar. 31, 2003
Summary of subordinated debentures and trust preferred securities [Abstract]
Redemptions of trust preferred securities at par value	9,200,000
IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	May 30, 2007	May 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Jul. 30, 2037
Interest Rate	3 month LIBOR plus 1.60%
Interest Rate Spread (in hundredths)	1.60%
First Permitted Redemption Date	Jul. 30, 2012
IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Sep. 30, 2007	Sep. 30, 2007
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Sep. 15, 2037
Interest Rate	3 month LIBOR plus 2.85%
Interest Rate Spread (in hundredths)	2.85%
First Permitted Redemption Date	Sep. 15, 2012
Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Issue Date	Nov. 30, 2002	Nov. 30, 2002
Summary of subordinated debentures and trust preferred securities [Abstract]
Maturity Date	Nov. 07, 2032
Interest Rate	3 month LIBOR plus 3.45%
Interest Rate Spread (in hundredths)	3.45%
First Permitted Redemption Date	Nov. 07, 2007
Subordinated Debentures Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	40,723,000	50,175,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures		9,452,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	12,372,000	12,372,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	20,619,000	20,619,000
Subordinated Debentures Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Subordinated Debentures	7,732,000	7,732,000
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	39,500,000	48,668,000
Summary of subordinated debentures and trust preferred securities [Abstract]
Redemptions of trust preferred securities at par value	9,200,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued		9,168,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	12,000,000	12,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	20,000,000	20,000,000
Trust Preferred Securities Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Trust Preferred Securities Issued	7,500,000	7,500,000
Common Stock Subject to Mandatory Redemption [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	1,223,000	1,507,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance II [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued		284,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance III [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	372,000	372,000
Common Stock Subject to Mandatory Redemption [Member] | IBC Capital Finance IV [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	619,000	619,000
Common Stock Subject to Mandatory Redemption [Member] | Midwest Guaranty Trust I [Member]
Summary of information regarding subordinated debentures [Abstract]
Common Stock Issued	$ 232,000	$ 232,000